Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	ING MUTUAL FUNDS
Central Index Key	0000895430
Amendment Flag	false
Document Creation Date	Mar 28, 2013
Document Effective Date	Mar 28, 2013
Prospectus Date	Feb 28, 2013

ING MUTUAL FUNDS

ING International Value Choice Fund (“Fund”)

Supplement dated March 28, 2013

to the Fund’s Class A, Class B, Class C, Class I, and

Class W Prospectus dated February 28, 2013

(each a “Prospectus” and collectively “Prospectuses”)

On March 14, 2013, the Fund’s shareholders approved the reorganization of the Fund with and into ING International Value Equity Fund (formerly, ING Global Value Choice Fund) (the “Reorganization”) contingent upon shareholders of ING International Value Equity Fund approving a permanent sub-advisory agreement with ING Investment Management Co. LLC.  The Reorganization was disclosed in the Fund’s Prospectuses and was scheduled to take place on or about March 23, 2013.  The date of the Reorganization has been rescheduled to take place on or about July 13, 2013 if shareholder approval of the sub-advisory agreement is obtained.

Effective immediately, the Fund’s Prospectuses are hereby revised as follows:

The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Fund invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Fund generally invests in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Fund may invest in derivative instruments including futures, options, and swaps. The Fund typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger - On September 6, 2012, the Fund’s Board of Trustees approved a proposal to reorganize the Fund into ING International Value Equity Fund (formerly, ING Global Value Choice Fund). On March 14, 2013, shareholders approved the proposal to reorganize the Fund contingent upon shareholders of ING International Value Equity Fund approving a permanent sub-advisory agreement with ING Investment Management Co. LLC.  If shareholder approval of this sub-advisory agreement is obtained, it is expected that the reorganization will take place on or about July 13, 2013. The Fund may engage in transition management techniques prior to the closing of the reorganization during which time the Fund may not pursue its investment objective and investment strategies. After the reorganization you will hold shares of ING International Value Equity Fund. For more information regarding ING International Value Equity Fund, please contact a Shareholder Services representative at (800) 992-0180.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Supplement [Text Block]	imf7_SupplementTextBlock

ING MUTUAL FUNDS

ING International Value Choice Fund (“Fund”)

Supplement dated March 28, 2013

to the Fund’s Class A, Class B, Class C, Class I, and

Class W Prospectus dated February 28, 2013

(each a “Prospectus” and collectively “Prospectuses”)

On March 14, 2013, the Fund’s shareholders approved the reorganization of the Fund with and into ING International Value Equity Fund (formerly, ING Global Value Choice Fund) (the “Reorganization”) contingent upon shareholders of ING International Value Equity Fund approving a permanent sub-advisory agreement with ING Investment Management Co. LLC.  The Reorganization was disclosed in the Fund’s Prospectuses and was scheduled to take place on or about March 23, 2013.  The date of the Reorganization has been rescheduled to take place on or about July 13, 2013 if shareholder approval of the sub-advisory agreement is obtained.

Effective immediately, the Fund’s Prospectuses are hereby revised as follows:

The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Fund invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Fund generally invests in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Fund may invest in derivative instruments including futures, options, and swaps. The Fund typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger - On September 6, 2012, the Fund’s Board of Trustees approved a proposal to reorganize the Fund into ING International Value Equity Fund (formerly, ING Global Value Choice Fund). On March 14, 2013, shareholders approved the proposal to reorganize the Fund contingent upon shareholders of ING International Value Equity Fund approving a permanent sub-advisory agreement with ING Investment Management Co. LLC.  If shareholder approval of this sub-advisory agreement is obtained, it is expected that the reorganization will take place on or about July 13, 2013. The Fund may engage in transition management techniques prior to the closing of the reorganization during which time the Fund may not pursue its investment objective and investment strategies. After the reorganization you will hold shares of ING International Value Equity Fund. For more information regarding ING International Value Equity Fund, please contact a Shareholder Services representative at (800) 992-0180.

ING International Value Choice Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	imf7_SupplementTextBlock

ING MUTUAL FUNDS

ING International Value Choice Fund (“Fund”)

Supplement dated March 28, 2013

to the Fund’s Class A, Class B, Class C, Class I, and

Class W Prospectus dated February 28, 2013

(each a “Prospectus” and collectively “Prospectuses”)

On March 14, 2013, the Fund’s shareholders approved the reorganization of the Fund with and into ING International Value Equity Fund (formerly, ING Global Value Choice Fund) (the “Reorganization”) contingent upon shareholders of ING International Value Equity Fund approving a permanent sub-advisory agreement with ING Investment Management Co. LLC.  The Reorganization was disclosed in the Fund’s Prospectuses and was scheduled to take place on or about March 23, 2013.  The date of the Reorganization has been rescheduled to take place on or about July 13, 2013 if shareholder approval of the sub-advisory agreement is obtained.

Effective immediately, the Fund’s Prospectuses are hereby revised as follows:

The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Fund invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Fund generally invests in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Fund may invest in derivative instruments including futures, options, and swaps. The Fund typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger - On September 6, 2012, the Fund’s Board of Trustees approved a proposal to reorganize the Fund into ING International Value Equity Fund (formerly, ING Global Value Choice Fund). On March 14, 2013, shareholders approved the proposal to reorganize the Fund contingent upon shareholders of ING International Value Equity Fund approving a permanent sub-advisory agreement with ING Investment Management Co. LLC.  If shareholder approval of this sub-advisory agreement is obtained, it is expected that the reorganization will take place on or about July 13, 2013. The Fund may engage in transition management techniques prior to the closing of the reorganization during which time the Fund may not pursue its investment objective and investment strategies. After the reorganization you will hold shares of ING International Value Equity Fund. For more information regarding ING International Value Equity Fund, please contact a Shareholder Services representative at (800) 992-0180.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Fund invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Fund generally invests in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Fund may invest in derivative instruments including futures, options, and swaps. The Fund typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger - On September 6, 2012, the Fund’s Board of Trustees approved a proposal to reorganize the Fund into ING International Value Equity Fund (formerly, ING Global Value Choice Fund). On March 14, 2013, shareholders approved the proposal to reorganize the Fund contingent upon shareholders of ING International Value Equity Fund approving a permanent sub-advisory agreement with ING Investment Management Co. LLC. If shareholder approval of this sub-advisory agreement is obtained, it is expected that the reorganization will take place on or about July 13, 2013. The Fund may engage in transition management techniques prior to the closing of the reorganization during which time the Fund may not pursue its investment objective and investment strategies. After the reorganization you will hold shares of ING International Value Equity Fund. For more information regarding ING International Value Equity Fund, please contact a Shareholder Services representative at (800) 992-0180.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 28, 2013